Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vesting period	4 years
Total unrecognized compensation cost	$ 4,091	$ 4,298	$ 3,964
Stock options expired	123,307
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Weighted average fair value of options granted	$ 1.04	$ 1.18	$ 1.02
Total intrinsic value of options exercised	$ 265	$ 2,454	$ 6
RSU [Member]
Weighted average fair value of options granted	$ 2.32
Weighted average period	1 year
Total unrecognized compensation cost	$ 4,458